Related Party Disclosures - Summary Of Compensation of key management personnel of the Group (Detail) - GBP (£) £ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of transactions between related parties [abstract]
Short-term benefits	£ 3,488	£ 3,176	£ 2,757
Post-employment benefits	64	60	87
IFRS 2 share-based payment charge	1,152	1,470	2,726
Total compensation paid to key management personnel	£ 4,704	£ 4,706	£ 5,570